Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2022
	(in thousands)
United States	$(51,919)	$(56,817)
Foreign	546	(1,408)
Loss from operations before income taxes	$(51,373)	$(58,225)

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax (benefit) expense are as follows:

	Year ended December 31,
	2023	2022
.	(in thousands)
Current:
Federal	—	—
State	11	8
Foreign	—	—
Total current expense:	11	8
Deferred expense :
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense:	—	—
Total	$11	$8

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2023		2022
	(in thousands)
Federal statutory rate	$(10,788)	21.00%	$(12,228)	21.00%
Effect of:
Nondeductible expenses	5	-0.01%	(78)	0.13%
Nontaxable changes in fair value of convertible notes and SAFEs	64	-0.12%	(123)	0.21%
Research and development tax credits	(1,820)	3.54%	(2,670)	4.59%
State taxes, net of federal benefit	(2,165)	4.21%	(1,865)	3.20%
Foreign tax rate differential	(11)	0.02%	28	-0.05%
Changes in federal tax rates	648	-1.26%	—	0.00%
Other	—	0.00%	(190)	0.33%
Change in valuation allowance	10,776	-20.98%	15,567	-26.73%
Disqualified debt	(505)	0.98%	731	-1.26%
Return to provision adjustments	-	0.00%	(1,060)	1.82%
Intangibles	—	0.00%	1,281	-2.20%
Stock based compensation	3,807	-7.41%	615	-1.06%
Total	$11	-0.03%	$8	-0.01%

Schedule of Significant Components of the Companys Deferred Tax Assets (Liabilities)	Significant components of the Company’s deferred tax assets (liabilities) are as follows:

.	Year ended December 31,
	2023	2022
.	(in thousands)
Deferred tax assets:
Net operating loss carryforwards - Federal	$21,544	$16,776
Capitalized research and development	3,517	3,768
Research and development tax credits	5,627	3,593
Net operating loss carryforwards - State	4,708	3,752
Net operating loss carryforwards - Foreign	2,760	1,894
Stock-based compensation	3,677	—
Fixed assets and intangibles	725	—
Other	85	1,219
Total deferred tax assets, gross:	$42,643	$31,002
Valuation allowance	(42,529)	(30,134)
Total deferred tax assets, net:	$114	$868

Deferred tax liabilities:
Fixed assets and intangibles	—	(868)
Right of Use Asset	(108)	—
Unrealized Gain or Loss	(6)	—
Total deferred tax liabilities:	$(114)	$(868)
Deferred income tax assets, net:	$—	$—